UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2008

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the semi-annual report of the Kansas Municipal Fund (the “Fund”) for the period ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The Kansas Municipal Fund began the period at $10.54 and ended the period at $10.75 for a total return of 3.94%*. This compares to the Lehman Brothers Municipal Bond Index’s return of 3.72%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 15.9 years and an average maturity to the first call date of 3.6 years. That, along with an average portfolio coupon of 5.40% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double exempt issues. Some purchases throughout the year were: Reno County USD# 308, 4.50% coupon, due 2023; Junction City General Obligation, 5.00% coupon, due 2025; and Wichita General Obligation, 4.75% coupon, due 2027.

Portfolio quality for the period was as follows: AAA 76.2%, AA 10.2%, A 12.6% and NR 1.0%.

Income exempt from federal and Kansas state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

January 31, 2008 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	76.2%
AA	10.2%
A	12.6%
NR	1.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

HC - Health Care	24.6%
S - School	19.9%
H - Housing	14.6%
O - Other	10.8%
W - Water/Sewer	9.0%
T - Transportation	8.4%
G - Government	8.0%
U - Utilities	4.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*
Actual
	$1,000.00	$1,039.37	$5.46
Hypothetical (5% return before expenses)
	$1,000.00	$1,019.79	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.94% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
Kansas Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	5.33%	3.77%	2.62%	3.06%	4.63%
With sales charge (4.25%)	0.86%	2.28%	1.73%	2.62%	4.37%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
	4.94%	4.02%	4.62%	5.20%	6.51%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,576	$10,000
1998	$10,276	$9,840	$10,599
1999	$10,630	$10,179	$10,904
2000	$10,809	$10,351	$11,374
2001	$11,688	$11,192	$12,522
2002	$12,095	$11,582	$13,362
2003	$12,004	$11,495	$13,842
2004	$12,210	$11,692	$14,643
2005	$12,236	$11,717	$15,575
2006	$12,773	$12,231	$15,973
2007	$13,163	$12,605	$16,654
1/31/2008	$13,681	$13,101	$17,274

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2,3] 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”) between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser, that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other Fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of August 31, 2007, the Fund performance for the 1-year and 3-year periods was below its index but above the median for its peer group, its 5-year and 10-year performance was below both its index and the median for its peer group. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of August 31, 2007. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Kansas state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown a small profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.0%)
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,075,880
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	516,925
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	324,903
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	266,233
Cowley Cty., KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	250,000	277,768
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,086,040
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,094,060
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	363,836
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	311,583
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	465,287
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,100,000	2,187,885
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,230,692
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	560,935
Junction City, K.S G.O. AMBAC	Aaa/AAA	5.000	09/01/2025	250,000	272,723
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	255,000	257,917
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	535,000	535,803
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	1,250,000	1,326,925
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	398,453
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	615,731
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	250,000	255,425
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	269,932
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,103,280
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,087,170
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,441,279
KS Devl. Finance Auth. (Dept. Admin.) FGIC	Aaa/AAA	5.000	11/01/2025	250,000	267,520
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	Aaa/AAA	5.000	02/01/2026	500,000	538,185
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,980,372
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,084,470
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	523,980
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded MBIA	Aaa/AAA	5.375	11/15/2024	1,365,000	1,464,904
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	555,700
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	570,460
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	805,267
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	538,605
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,051,120
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	509,375
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	305,418
Leavenworth Cty., KS USD# 458 FSA	NR/AAA	4.500	09/01/2028	250,000	251,870
Newton, KS (Newton) Hosp. Rev. ACA	NR/NR	5.750	11/15/2024	500,000	484,100
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	252,294
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	536,015
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,214,486
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	523,940
Salina, KS (General Obligation)	Aa-3/NR	4.625%	10/01/2027	$200,000	$205,932
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	400,000	441,952
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,044,360
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	729,054
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	429,112
*Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,501,498
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,255,608
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	875,268
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,423,577
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	806,910
Washburn Univ. (Living Learning Ctr.) Bldg. Rev AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,049,640
Wichita, KS GO AMBAC	Aaa/AAA	4.750	09/01/2027	180,000	188,276
#Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,595,865
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,162,810
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	991,673
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,003,380
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,626,912
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	533,010

TOTAL KANSAS MUNICIPAL BONDS (COST: $47,415,193)					$49,649,583

SHORT-TERM SECURITIES (2.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,095,245)				1,095,245	$1,095,245

TOTAL INVESTMENTS IN SECURITIES (COST: $48,510,438)					$50,744,828
OTHER ASSETS LESS LIABILITIES					442,700

NET ASSETS					$51,187,528

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $48,510,438)	$50,744,828
Cash	2,165
Accrued interest receivable	685,666
Accrued dividends receivable	1,786
Prepaid expenses	1,292
Total Assets	$51,435,737

LIABILITIES
Dividends payable	$160,927
Payable for fund shares redeemed	36,997
Payable to affiliates	41,218
Accrued expenses	9,067
Total Liabilities	$248,209

NET ASSETS	$51,187,528

Net assets are represented by:
Paid-in capital	$58,131,692
Accumulated undistributed net realized gain (loss) on investments and futures	(9,178,875)
Accumulated undistributed net investment income (loss)	321
Unrealized appreciation (depreciation) on investments	2,234,390
Total amount representing net assets applicable to 4,763,395 outstanding shares of no par common stock (unlimited shares authorized)	$51,187,528

Net asset value per share	$10.75

Public offering price (based on sales charge of 4.25%)	$11.23

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$1,252,606
Dividends	14,252
Total Investment Income	$1,266,858

EXPENSES
Investment advisory fees	$130,369
Distribution (12b-1) fees	65,185
Administrative service fees	32,324
Transfer agent fees	51,611
Accounting service fees	24,929
Custodian fees	3,453
Transfer agent out-of-pockets	2,216
Professional fees	11,491
Trustees fees	2,234
Insurance expense	695
Reports to shareholders	3,373
Audit fees	3,382
Legal fees	5,232
License, fees, and registrations	1,217
Total Expenses	$337,711
Less expenses waived or absorbed by the Fund’s manager	(58,720)
Total Net Expenses	$278,991

NET INVESTMENT INCOME (LOSS)	$987,867

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$44,986
Net change in unrealized appreciation (depreciation) of investments	966,507
Net Realized and Unrealized Gain (Loss) on Investments	$1,011,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,999,360

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$987,867	$2,140,169
Net realized gain (loss) on investment transactions	44,986	85,328
Net change in unrealized appreciation (depreciation) on investments	966,507	(486,178)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,999,360	$1,739,319

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.40 per share, respectively)	$(987,813)	$(2,140,064)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(987,813)	$(2,140,064)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$429,702	$1,094,761
Proceeds from reinvested dividends	657,704	1,368,745
Cost of shares redeemed	(3,906,954)	(8,160,511)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(2,819,548)	$(5,697,005)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,808,001)	$(6,097,750)
NET ASSETS, BEGINNING OF PERIOD	52,995,529	59,093,279
NET ASSETS, END OF PERIOD	$51,187,528	$52,995,529

Undistributed Net Investment Income	$321	$267

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts’s law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt Income	$2,140,064	$2,397,386
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$2,140,064	$2,397,386

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($9,223,861)	$1,268,150	($7,955,711)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $9,223,861, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,399,598
2013	$2,680,173
2014	$388,935
2015	$240,848

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 4,763,395 and 5,029,080 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	40,582	102,578
Shares issued on reinvestment of dividends	62,169	128,616
Shares redeemed	(368,436)	(767,828)
Net increase (decrease)	(265,685)	(536,634)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $71,650 of investment advisory fees after waivers for the six months ended January 31, 2008. The Fund has a payable to Integrity Money Management of $11,567 at January 31, 2008 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The Investment Adviser and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2008.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $65,185 of distribution fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Funds Distributor of $10,669 at January 31, 2008 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $51,611 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $8,485 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $24,929 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $4,124 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $32,324 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $5,309 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $246,668 and $3,378,504, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $48,510,438. The net unrealized appreciation of investments based on the cost was $2,234,390, which is comprised of $2,252,742 aggregate gross unrealized appreciation and $18,352 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2008

Selected per share data and ratios for the periods indicated

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.54	$10.62	$10.57	$10.93	$11.19	11.78

Income from Investment Operations:
Net investment income (loss)	$.20	$.40	$.41	$.38	$.45	$.51
Net realized and unrealized gain (loss) on investment transactions	.21	(.08)	.05	(.36)	(.26)	(.59)
Total Income (Loss) From Investment Operations	$.41	$.32	$.46	$.02	$.19	$(.08)

Less Distributions:
Dividends from net investment income	$(.20)	$(.40)	$(.41)	$(.38)	$(.45)	$(.51)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.40)	$(.41)	$(.38)	$(.45)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.75	$10.54	$10.62	$10.57	$10.93	$11.19

Total Return	7.87%A,C	3.06%A	4.39%A	0.22%A	1.71%A	(0.75%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$51,188	$52,996	$59,093	$67,470	$78,478	$88,850
Ratio of net expenses (after expense assumption) to average net assets	1.07%B,C	1.07%B	1.03%B	0.97%B	0.95%B	0.95%B
Ratio of net investment income to average net assets	3.79%C	3.77%	3.82%	3.56%	4.05%	4.39%
Portfolio turnover rate	0.49%	4.77%	12.31%	44.85%	17.29%	23.78%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $58,720, $106,719, $79,585, $130,764, $127,695, and $52,479, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.30%, 1.26%, 1.15%, 1.15%, 1.10%, and 1.01%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Kansas Insured Intermediate Fund (the “Fund”) for the six months ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The Kansas Insured Intermediate Fund began the period at $10.87 and ended the period at $11.08 for a total return of 3.96%*. This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index’s return of 6.40%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 7.1 years and an average maturity to the first call date of 2.5 years. That, along with an average portfolio coupon of 5.24% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double exempt issues. Some purchases throughout the year were: Harvey County General Obligation, 4.00% coupon, due 2018; Wichita General Obligation, 4.50% coupon, due 2022; and Cowley County USD# 465, 5.25% coupon, due 2014.

Portfolio quality for the period was as follows: AAA 100%

Income exempt from federal and Kansas state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

January 31, 2008 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	100.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

S - School	25.9%
H - Housing	24.6%
HC - Health Care	12.6%
W/S - Water/Sewer	11.6%
O - Other	9.0%
U - Utilities	6.8%
T - Transportation	6.0%
G - Government	3.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*

Actual	$1,000.00	$1,039.57	$3.82

Hypothetical (5% return before expenses)	$1,000.00	$1,021.46	$3.79

*Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.96% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
Kansas Insured Intermediate Fund	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	5.61%	3.65%	2.81%	3.25%	4.00%
With sales charge (2.75%)	2.69%	2.68%	2.24%	2.97%	3.81%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
	8.07%	4.29%	4.31%	5.05%	5.62%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Fund without sales charge	Fund with maximum sales charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/1997	$10,000	$9,722	$10,000
1998	$10,317	$10,030	$10,526
1999	$10,699	$10,401	$10,872
2000	$10,929	$10,625	$11,371
2001	$11,665	$11,340	$12,414
2002	$12,145	$11,807	$13,300
2003	$12,298	$11,956	$13,812
2004	$12,583	$12,232	$14,440
2005	$12,489	$12,141	$15,012
2006	$12,996	$12,635	$15,319
2007	$13,430	$13,057	$15,982
1/31/2008	$13,962	$13,573	$17,005

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Seven-Year Maturity Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2,3] 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer,  (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fund and Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of August 31, 2007, the Fund performance for the 1-year period was above its index and median for its peer group, but the 3-year, 5-year and 10-year periods were below its index. The performance for the 3-year period was above its median for its peer group, but the 5-year and 10-year periods were below the median for its peer group. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of August 31, 2007. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Kansas state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown a small profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. At times the Adviser is reimbursing the Fund for expenses paid above the voluntary expense cap. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 0.75% was lower than the average and median expense ratio of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (90.9%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$262,285
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	853,907
Cowley Cty., KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	140,000	155,550
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	105,692
Harvey County KS MBIA	Aaa/NR	4.000	09/01/2018	250,000	257,168
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	256,331
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	112,089
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	396,960
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	325,557
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	380,000	388,246
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	269,933
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	258,115
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	225,000	226,125
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	595,000	656,696
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	270,162
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	605,611
#Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	445,445
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,156
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	485,985
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	207,603
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	523,441
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	195,000	198,912
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	750,000	786,900
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	109,473
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	251,857
Wichita, KS GO AMBAC	Aaa/AAA	4.500	09/01/2022	150,000	156,502
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	245,000	245,777
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	345,000	345,338
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	75,000	83,536
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	521,020
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	279,855

TOTAL KANSAS MUNICIPAL BONDS (COST: $10,005,117)					$10,397,227

SHORT-TERM SECURITIES (7.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $821,202)				821,202	$821,202

TOTAL INVESTMENTS IN SECURITIES (COST: $10,826,319)					$11,218,429
OTHER ASSETS LESS LIABILITIES					214,408

NET ASSETS					$11,432,837

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $10,826,319)	$11,218,429
Receivable for fund shares sold	100,000
Accrued interest receivable	162,003
Accrued dividends receivable	1,467
Receivable from manager	1,680
Prepaid expenses	672
Total Assets	$11,484,251

LIABILITIES
Dividends payable	$35,411
Payable to affiliates	8,757
Accrued expenses	7,246
Total Liabilities	$51,414

NET ASSETS	$11,432,837

Net assets are represented by:
Paid-in capital	$12,404,274
Accumulated undistributed net realized gain (loss) on investments and futures	(1,363,753)
Accumulated undistributed net investment income (loss)	206
Unrealized appreciation (depreciation) on investments	392,110
Total amount representing net assets applicable to 1,031,803 outstanding shares of no par common stock (unlimited shares authorized)	$11,432,837

Net asset value per share	$11.08

Public offering price (based on sales charge of 2.75%)	$11.39

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$245,227
Dividends	10,155
Total Investment Income	$255,382

EXPENSES
Investment advisory fees	$27,196
Administrative service fees	12,000
Transfer agent fees	12,000
Accounting service fees	14,720
Custodian fees	1,140
Transfer agent out-of-pockets	434
Professional fees	3,838
Trustees fees	1,059
Reports to shareholders	1,112
License, fees, and registrations	918
Insurance expense	137
Legal fees	1,069
Audit fees	3,293
Total Expenses	$78,916
Less expenses waived or absorbed by the Fund’s manager	(38,122)
Total Net Expenses	$40,794

NET INVESTMENT INCOME (LOSS)	$214,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,070
Net change in unrealized appreciation (depreciation) of investments	207,245
Net Realized and Unrealized Gain (Loss) on Investments	$208,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,903

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$214,588	$475,082
Net realized gain (loss) on investment transactions	1,070	24,918
Net change in unrealized appreciation (depreciation) on investments	207,245	(96,950)
Net Increase (Decrease) in Net Assets Resulting From Operations	$422,903	$403,050

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.22 and $.44 per share, respectively)	$(214,483)	$(474,981)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(214,483)	$(474,981)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$758,053	$868,389
Proceeds from reinvested dividends	159,187	313,886
Cost of shares redeemed	(378,936)	(2,842,925)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$538,304	$(1,660,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$746,724	$(1,732,581)
NET ASSETS, BEGINNING OF PERIOD	10,686,113	12,418,694
NET ASSETS, END OF PERIOD	$11,432,837	$10,686,113

Undistributed Net Investment Income	$206	$101

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt Income	$474,981	$506,639
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$474,981	$506,639

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,364,823)	$184,966	($1,179,857)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $1,364,823, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2007, the Fund made $2,182 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 1,031,803 and 982,925 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	69,009	79,386
Shares issued on reinvestment of dividends	14,592	28,663
Shares redeemed	(34,723)	(259,480)
Net increase (decrease)	48,878	(151,431)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the six months ended January 31, 2008. Certain officers and trustees of the Fund are also officers and directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis. Integrity Money Management may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the six months ended January 31, 2008.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $14,720 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,463 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,274,371 and $1,430,000, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,826,319. The net unrealized appreciation of investments based on the cost was $392,110, which is comprised of $392,110 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights

Selected per share data and ratios for the periods indicated.

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.87	$10.95	$10.94	$11.44	$11.60	$11.91

Income from Investment Operations:
Net investment income (loss)	$.22	$.44	$.43	$.42	$.43	$.46
Net realized and unrealized gain (loss) on investment transactions	.21	(.08)	.01	(.50)	(.16)	(.31)
Total Income (Loss) From Investment Operations	$.43	$.36	$.44	$(.08)	$.27	$.15

Less Distributions:
Dividends from net investment income	$(.22)	$(.44)	$(.43)	$(.42)	$(.43)	$(.46)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.22)	$(.44)	$(.43)	$(.42)	$(.43)	$(.46)

NET ASSET VALUE, END OF PERIOD	$11.08	$10.87	$10.95	$10.94	$11.44	$11.60

Total Return	7.91%A,C	3.34%A	4.06%A	(0.75%)A	2.31%A	1.26%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$11,433	$10,686	$12,419	$14,480	$16,982	$18,477
Ratio of net expenses (after expense assumption) to average net assets	0.75%B,C	0.75%B	0.75%B	0.75%B	0.75%B	0.75%B
Ratio of net investment income to average net assets	3.95%C	4.02%	3.89%	3.71%	3.67%	3.89%
Portfolio turnover rate	12.42%	9.18%	4.15%	1.81%	4.39%	26.23%

A Excludes maximum sales charge of 2.75%.

B During the periods indicated above, Integrity Mutual Funds or Integrity Money Management assumed and/or waived expenses of $38,122, $77,248, $62,295, $57,567, $58,289, and $36,281, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.45%, 1.40%, 1.23%, 1.10%, 1.08%, and 0.94%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Maine Municipal Fund (the “Fund”) for the period ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The Maine Municipal Fund began the period at $10.45 and ended the period at $10.76 for a total return of 4.77%*. This compares to the Lehman Brothers Municipal Bond Index’s return of 3.72%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 12.9 years and an average maturity to the first call date of 4.6 years. That, along with an average portfolio coupon of 5.17% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double exempt issues. Some purchases throughout the year were: Lewiston General Obligation, 4.50% coupon, due 2025; University of Maine, 4.75% coupon, due 2037; and Maine Governmental Facilities, 5.00% coupon, due 2023.

Portfolio quality for the period was as follows: AAA 80.3%, AA 7.5%, A 11.7%, and BBB 0.5%.

Income exempt from federal and Maine state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

January 31, 2008 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	80.3%
AA	7.5%
A	11.7%
BBB	0.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

T-Transportation	35.5%
I-Industrial	20.5%
G-Government	15.0%
H-Health	8.8%
O-Other	6.4%
S-School	5.6%
U-Utilities	4.4%
W/S-Water/Sewer	3.8%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*

Actual	$1,000.00	$1,047.66	$5.48

Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 4.77% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
Maine Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	5.92%	3.77%	3.00%	3.83%	5.03%
With sales charge (4.25%)	1.39%	2.29%	2.11%	3.38%	4.75%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
	4.94%	4.02%	4.62%	5.20%	6.24%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to December 19, 2003 was achieved while another investment adviser managed the Fund, who used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. The Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,575	$10,000
1998	$10,484	$10,038	$10,599
1999	$10,764	$10,307	$10,904
2000	$11,175	$10,700	$11,374
2001	$12,061	$11,548	$12,522
2002	$12,684	$12,145	$13,362
2003	$12,967	$12,416	$13,842
2004	$13,479	$12,907	$14,643
2005	$13,380	$12,811	$15,575
2006	$13,931	$13,339	$15,973
2007	$14,333	$13,724	$16,654
1/31/2008	$15,017	$14,378	$17,274

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer,  (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter.  Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management.  However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds.  Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007.  Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

January 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of December 31, 2006, the Fund performance for the 3-year, 5-year, 10-year and since inception periods was below its index. The Funds 1-year performance was above its index. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of September 28, 2007. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Maine state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (77.4%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$79,348
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,926
Brewer, ME	A/A	4.600	11/01/2017	210,000	226,065
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	25,532
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,415
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	161,544
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	160,600
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,510
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	80,716
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	514,270
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,354
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	541,480
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	269,302
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	208,800
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	274,375
Maine Governmental Facs. Auth Lease Rent Rev.	Aaa/AAA	5.000	10/01/2023	125,000	134,709
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,354
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	562,166
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	222,571
Maine Health & Higher Educ. (University Systems) MBIA	Aaa/NR	5.000	07/01/2023	200,000	218,494
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aaa/NR	5.000	07/01/2022	250,000	271,605
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	362,539
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,261
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,090,370
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	106,650
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	215,630
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,934
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	76,933
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	817,140
Maine State Turnpike Auth.	Aaa/AAA	5.000	07/01/2033	450,000	479,043
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	64,480
#Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	522,025
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	253,785
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	486,139
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A+	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	153,411
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	44,559
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,736
#University of Maine System Rev. MBIA	Aaa/AAA	4.750	03/01/2037	550,000	573,425
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	187,996
Windham, ME G.O. AMBAC	Aaa/AAA	3.125	11/01/2010	100,000	101,481
Windham, ME G.O. AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	435,576
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	263,080
#Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	548,840
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	78,333

TOTAL MAINE MUNICIPAL BONDS					$12,709,502

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,538

PUERTO RICO MUNICIPAL BONDS (13.8%)
*Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	250,000	$293,125
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,969,834
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,262,959

VIRGIN ISLANDS MUNICIPAL BONDS (3.1%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$510,190

TOTAL MUNICIPAL BONDS (COST: $14,710,733)					$15,493,189

SHORT-TERM SECURITIES (5.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $826,092)				826,092	$826,092

TOTAL INVESTMENTS IN SECURITIES (COST: $15,536,825)					$16,319,281
OTHER ASSETS LESS LIABILITIES					94,466

NET ASSETS					$16,413,747

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $15,536,825)	$16,319,281
Cash	2,236
Accrued interest receivable	156,551
Accrued dividends receivable	994
Prepaid expenses	1,096
Total Assets	$16,480,158

LIABILITIES
Dividends payable	$46,818
Payable to affiliates	12,281
Accrued expenses	7,312
Total Liabilities	$66,411

NET ASSETS	$16,413,747

Net assets are represented by:
Paid-in capital	$16,272,913
Accumulated undistributed net realized gain (loss) on investments and futures	(664,401)
Accumulated undistributed net investment income (loss)	22,779
Unrealized appreciation (depreciation) on investments	782,456
Total amount representing net assets applicable to 1,526,119 outstanding shares of no par common stock (unlimited shares authorized)	$16,413,747

Net asset value per share	$10.76

Public offering price (based on sales charge of 4.25%)	$11.24

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$368,008
Dividends	11,230
Total Investment Income	$379,238

EXPENSES
Investment advisory fees	$41,402
Distribution (12b-1) fees	20,701
Administrative service fees	12,000
Transfer agent fees	16,561
Accounting service fees	16,140
Custodian fees	1,496
Transfer agent out-of-pockets	670
Professional fees	5,056
Trustees fees	1,222
Insurance expense	214
Reports to shareholders	1,259
Audit fees	3,293
Legal fees	1,651
License, fees, and registrations	2,205
Total Expenses	$123,870
Less expenses waived or absorbed by the Fund’s manager	(35,269)
Total Net Expenses	$88,601

NET INVESTMENT INCOME (LOSS)	$290,637

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$31,683
Net change in unrealized appreciation (depreciation) of investments	438,973
Net Realized and Unrealized Gain (Loss) on Investments	$470,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$761,293

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$290,637	$630,621
Net realized gain (loss) on investment transactions	31,683	33,318
Net change in unrealized appreciation (depreciation) on investments	438,973	(131,902)
Net Increase (Decrease) in Net Assets Resulting From Operations	$761,293	$532,037

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.18 and $.37 per share, respectively)	$(287,948)	$(624,718)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(287,948)	$(624,718)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$112,249	$611,753
Proceeds from reinvested dividends	164,799	360,742
Cost of shares redeemed	(1,043,197)	(2,901,433)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(766,149)	$(1,928,938)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(292,804)	$(2,021,619)
NET ASSETS, BEGINNING OF PERIOD	16,706,551	18,728,170
NET ASSETS, END OF PERIOD	$16,413,747	$16,706,551

Undistributed Net Investment Income	$22,779	$20,090

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt Income	$624,718	$712,764
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$624,718	$712,764

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($696,084)	$363,573	($332,511)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $696,084, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$696,084

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 1,526,119 and 1,598,291 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	10,587	58,003
Shares issued on reinvestment of dividends	15,679	34,165
Shares redeemed	(98,438)	(274,649)
Net increase (decrease)	(72,172)	(182,481)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $6,133 of investment advisory fees after waivers for the six months ended January 31, 2008. The Fund has a payable to Integrity Money Management of $963 at January 31, 2008 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The Investment Adviser and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2008.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $20,701 of distribution fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Funds Distributor of $3,434 at January 31, 2008 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $16,561 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,747 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $16,140 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,687 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $488,795 and $895,615, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,536,825. The net unrealized appreciation of investments based on the cost was $782,456, which is comprised of $782,547 aggregate gross unrealized appreciation and $91 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2008

Selected per share data and ratios for the periods indicated.

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$10.52	$10.45	$11.10	$11.19	$11.35	$10.97

Income from Investment Operations:
Net investment income	$.18	$.39	$.35	$.35	$.13	$.39	$.39
Net realized and unrealized gain (loss) on investment and futures transactions	.31	(.07)	.07	(.43)	(.09)	(.10)	.38
Total Income (Loss) From Investment Operations	$.49	$.32	$.42	$(.08)	$.04	$.29	$.77

Less Distributions:
Dividends from net investment income	$(.18)	$(.39)	$(.35)	$(.35)	$(.13)	$(.39)	$(.39)
Distributions from net capital gains	.00	.00	.00	(.22)	.00	(.06)	.00
Total Distributions	$(.18)	$(.39)	$(.35)	$(.57)	$(.13)	$(.45)	$(.39)

NET ASSET VALUE, END OF PERIOD	$10.76	$10.45	$10.52	$10.45	$11.10	$11.19	$11.35

Total Return	9.53%A,C	(0.67%)A	4.12%A	(0.74%)A	1.23%A,C	2.56%A	7.16%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,414	$16,707	$18,728	$24,975	$31,683	$33,270	$37,847
Ratio of net expenses (after expense assumption) to average net assets	1.07%B,C	1.07%B	1.02%B	0.97%B,C	0.95%B	0.95%B	0.95%B
Ratio of net investment income to average net assets	3.48%C	3.52%	3.35%	3.24%	3.49%C	3.44%	3.49%
Portfolio turnover rate	3.11%	8.50%	1.60%	4.87%	1.92%	34.40%	26.00%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Mutual Funds assumed and/or waived expenses of $35,269, $64,859, $58,447, $86,089, and $29,051. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.50%, 1.44%, 1.30%, 1.27%, and 1.22%. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed and/or waived expenses of $22,736. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed and/or waived expenses of $104,969. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.22%.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Nebraska Municipal Fund (the “Fund”) for the period ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The Nebraska Municipal Fund began the period at $10.13 and ended the period at $10.33 for a total return of 3.91%*. This compares to the Lehman Brothers Municipal Bond Index’s return of 3.72%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 15 years and an average maturity to the first call date of 4.1 years. That, along with an average portfolio coupon of 5.24% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double exempt issues. Some purchases throughout the year were: Lincoln Sewer Revenue, 4.50% coupon, due 2029; Douglas County Schools, 4.50% coupon, due 2023; and Dawson County Public Power, 4.75% coupon, due 2032.

Portfolio quality for the period was as follows: AAA 52.1%, AA 34.7%, A 6.0%, BBB 2.6% and NR 4.6%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period.

January 31, 2008 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	52.1%
AA	34.7%
A	6.0%
BBB	2.6%
NR	4.6%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

S-School	34.3%
H-Health	20.1%
U-Utilities	16.2%
I-Industrial	8.2%
O-Other	8.1%
T-Transportation	7.6%
W/S-Water/Sewer	5.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*
Actual	$1,000.00	$1,039.09	$5.45

Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.91% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
Nebraska Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	5.18%	4.01%	2.90%	3.60%	3.96%
With sales charge (4.25%)	0.73%	2.51%	2.00%	3.15%	3.64%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
	4.94%	4.02%	4.62%	5.20%	5.59%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,575	$10,000
1998	$10,396	$9,954	$10,599
1999	$10,793	$10,334	$10,904
2000	$11,039	$10,570	$11,374
2001	$12,145	$11,629	$12,522
2002	$12,639	$12,101	$13,362
2003	$12,537	$12,004	$13,842
2004	$12,986	$12,434	$14,643
2005	$12,962	$12,411	$15,575
2006	$13,597	$13,019	$15,973
2007	$14,028	$13,431	$16,654
1/31/2008	$14,576	$13,956	$17,274

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2008 (Unaudited

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fund and Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “Interested Persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of August 31, 2007, the Fund performance for the 1-year period was above its index and median for its peer group, its 3-year, 5-year and 10-year performance was below both its index and the median for its peer group. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of August 31, 2007. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Nebraska state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown a small profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (94.7%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$253,367
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	687,750
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	416,806
Dawson Cty. Public Power Electric Sys. Rev.	NR/AA-	4.750	12/01/2032	250,000	254,532
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,089,550
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	260,345
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	255,347
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	341,748
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	272,713
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,113
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	220,000	220,000
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	278,600
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	495,000
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	150,548
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	259,150
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	533,400
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	540,385
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,381
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	1,038,970
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	538,435
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	541,540
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	260,535
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,076,970
Lincoln, NE San. Swr. Rev. MBIA	Aaa/AAA	4.500	06/15/2029	250,000	253,838
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	619,327
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	255,930
#Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,030,480
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	860,440
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	165,000	175,416
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	435,196
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	825,000	833,778
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	101,064
#NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,044,800
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	5,000	5,040
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	20,000	20,310
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	15,000	15,232
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	75,000	76,161
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	418,897
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,021,730
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	135,356
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	405,592
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	792,262
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	271,037
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	503,050
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	528,080
#Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,052,860
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	769,041
#Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA	5.500	02/01/2029	1,000,000	1,095,690
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	265,087
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	93,744
Papillion, NE G.O. MBIA	Aaa/AAA	4.350	12/15/2027	250,000	252,638
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	504,220
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	106,783
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	265,320
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	200,738
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	264,438
Saunders Cty., NE G.O. MBIA	Aaa/AAA	4.250	12/15/2021	515,000	527,169
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	555,830
Univ. Nebraska Board of Regents Univ. NE Omaha Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	265,278
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	261,925
Washington Cnty S/D#1 (Blair)	NR/A	3.750	12/15/2013	145,000	148,149

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $25,707,803)					$26,808,111

SHORT-TERM SECURITIES (4.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,249,850)				1,249,850	$1,249,850

TOTAL INVESTMENTS IN SECURITIES (COST: $26,957,653)					$28,057,961
OTHER ASSETS LESS LIABILITIES					254,234

NET ASSETS					$28,312,195

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $26,957,653)	$28,057,961
Accrued interest receivable	367,475
Accrued dividends receivable	2,592
Cash	25
Prepaid expenses	1,606
Total Assets	$28,429,659

LIABILITIES
Dividends payable	$87,412
Payable for fund shares redeemed	200
Payable to affiliates	22,048
Accrued expenses	7,804
Total Liabilities	$117,464

NET ASSETS	$28,312,195

Net assets are represented by:
Paid-in capital	$30,382,807
Accumulated undistributed net realized gain (loss) on investments and futures	(3,201,753)
Accumulated undistributed net investment income (loss)	30,833
Unrealized appreciation (depreciation) on investments	1,100,308
Total amount representing net assets applicable to 2,741,817 outstanding shares of no par common stock (unlimited shares authorized)	$28,312,195

Net asset value per share	$10.33

Public offering price (based on sales charge of 4.25%)	$10.79

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$678,652
Dividends	10,817
Total Investment Income	$689,469

EXPENSES
Investment advisory fees	$71,043
Distribution (12b-1) fees	35,522
Administrative service fees	17,761
Transfer agent fees	28,417
Accounting service fees	19,104
Custodian fees	2,202
Transfer agent out-of-pockets	832
Professional fees	7,151
Trustees fees	1,559
Insurance expense	368
Reports to shareholders	1,830
Audit fees	3,293
Legal fees	2,839
License, fees, and registrations	1,346
Total Expenses	$193,267
Less expenses waived or absorbed by the Fund’s manager	(41,234)
Total Net Expenses	$152,033

NET INVESTMENT INCOME (LOSS)	$537,436

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$6,212
Net change in unrealized appreciation (depreciation) of investments	527,665
Net Realized and Unrealized Gain (Loss) on Investments	$533,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,071,313

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$537,436	$1,136,418
Net realized gain (loss) on investment transactions	6,212	101,063
Net change in unrealized appreciation (depreciation) on investments	527,665	(289,997)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,071,313	$947,484

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.19 and $.39 per share, respectively)	$(535,471)	$(1,132,417)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(535,471)	$(1,132,417)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$555,283	$697,160
Proceeds from reinvested dividends	365,009	755,442
Cost of shares redeemed	(1,524,776)	(3,629,141)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(604,484)	$(2,176,539)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(68,642)	$(2,361,472)
NET ASSETS, BEGINNING OF PERIOD	28,380,837	30,742,309
NET ASSETS, END OF PERIOD	$28,312,195	$28,380,837

Undistributed Net Investment Income	$30,833	$28,868

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes — The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt Income	$1,132,417	$1,238,147
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,132,417	$1,238,147

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,207,965)	$601,511	($2,606,454)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $3,207,965, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$40,628
2009	$158,911
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 2,741,817 and 2,801,059 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	54,598	68,577
Shares issued on reinvestment of dividends	35,929	73,768
Shares redeemed	(149,769)	(354,984)
Net increase (decrease)	(59,242)	(212,639)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $29,810 of investment advisory fees after waivers for the six months ended January 31, 2008. The Fund has a payable to Integrity Money Management of $4,916 at January 31, 2008 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any ) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The Investment Adviser and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2008.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $35,522 of distribution fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Funds Distributor of $5,897 at January 31, 2008 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $28,417 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $4,718 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $19,104 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $3,179 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $17,761 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,949 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $394,443 and $1,863,000, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $26,957,653. The net unrealized appreciation of investments based on the cost was $1,100,308, which is comprised of $1,119,361 aggregate gross unrealized appreciation and $19,053 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2008

Selected per share data and ratios for the period indicated.

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.13	$10.20	$10.11	$10.55	$10.62	11.17

Income from Investment Operations:
Net investment income (loss)	$.19	$.39	$.40	$.42	$.45	$.47
Net realized and unrealized gain (loss) on investment transactions	.20	(.07)	.09	(.44)	(.07)	(.55)
Total Income (Loss) From Investment Operations	$.39	$.32	$.49	$(.02)	$.38	$(.08)

Less Distributions:
Dividends from net investment income	$(.19)	$(.39)	$(.40)	$(.42)	$(.45)	$(.47)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.19)	$(.39)	$(.40)	$(.42)	$(.45)	$(.47)

NET ASSET VALUE, END OF PERIOD	$10.33	$10.13	$10.20	$10.11	$10.55	$10.62

Total Return	7.82%A,C	3.16%A	4.90%A	(0.18%)A	3.59%A	(0.81%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$28,312	$28,381	$30,742	$32,488	$34,682	$36,718
Ratio of net expenses (after expense assumption) to average net assets	1.07%B,C	1.07%B	1.03%B	0.98%B	0.95%B	0.92%B
Ratio of net investment income to average net assets	3.77%C	3.81%	3.89%	4.07%	4.18%	4.24%
Portfolio turnover rate	1.43%	17.42%	14.63%	4.36%	8.95%	9.48%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $41,234, $81,123, $66,312, $84,449, $93,640, and $62,679, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.36%, 1.34%, 1.24%, 1.22%, 1.21%, and 1.08%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholders:

Enclosed is the semi-annual report of the New Hampshire Municipal Fund (the “Fund”) for the period ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The New Hampshire Municipal Fund began the period at $10.24 and ended the period at $10.49 for a total return of 3.98%*. This compares to the Lehman Brothers Municipal Bond Index’s return of 3.72%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 8.2 years and an average maturity to the first call date of 3.9 years. That, along with an average portfolio coupon of 4.89% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues. Some purchases throughout the year were: Merrimack County General Obligation, 4.25% coupon, due 2019 and Manchester Water Revenue, 5.00% coupon, due 2028.

Portfolio quality for the period was as follows: AAA 67.5%, AA 22.2%, and A 10.3%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

January 31, 2008 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	67.5%
AA	22.2%
A	10.3%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

T-Transportation	33.3%
O-Other	19.0%
GO-General Obligation	13.9%
H-Health	11.8%
S-School	11.1%
I-Industrial	8.3%
WS-Water/Sewer	2.6%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*
Actual	$1,000.00	$1,039.76	$5.46

Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.98% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	5.15%	3.41%	2.70%	3.65%	4.60%
With sales charge (4.25%)	0.64%	1.93%	1.82%	3.20%	4.30%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
	4.94%	4.02%	4.62%	5.20%	5.95%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to December 19, 2003 was achieved while another investment adviser managed the Fund, who used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Fund without sales charge	Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,578	$10,000
1998	$10,529	$10,086	$10,599
1999	$10,811	$10,355	$10,904
2000	$11,194	$10,722	$11,374
2001	$12,017	$11,511	$12,522
2002	$12,644	$12,111	$13,362
2003	$12,940	$12,395	$13,842
2004	$13,553	$12,982	$14,643
2005	$13,309	$12,748	$15,575
2006	$13,808	$13,226	$15,973
2007	$14,226	$13,626	$16,654
1/31/2008	$14,791	$14,168	$17,274

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2,3] 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of August 31, 2007, the Fund performance for the 1-year period was below its index but above the median for its peer group, its 3-year, 5-year and 10-year performance was below both its index and the median for its peer group. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of August 31, 2007. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and New Hampshire state interest and dividend taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown a small profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. At times the Adviser is reimbursing the Fund for expenses paid above the voluntary expense cap. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (84.3%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$228,827
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,560
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	107,452
*Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	123,896
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,298
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	67,697
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	205,114
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	101,426
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	97,995
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	111,586
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,920
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	228,195
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	260,830
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/2028	100,000	104,955
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	105,011
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	102,889
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	108,655
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	105,645
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	63,818
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	128,939
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,661
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	40,000	44,071
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	104,440
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	274,083
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,250
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,338
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	103,471
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	324,807

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,357,829

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,538

TOTAL MUNICIPAL BONDS (COST: $3,287,995)					$3,368,367

SHORT-TERM SECURITIES (13.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $552,765)				552,765	$552,765

TOTAL INVESTMENTS IN SECURITIES (COST: $3,840,760)					$3,921,132
OTHER ASSETS MINUS LIABILITIES					59,965

NET ASSETS					$3,981,097

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $3,840,760)	$3,921,132
Receivable for fund shares sold	41,000
Accrued interest receivable	37,461
Accrued dividends receivable	1,173
Receivable from manager	5,068
Prepaid expenses	220
Total Assets	$4,006,054

LIABILITIES
Dividends payable	$9,260
Accrued expenses	6,895
Payable to affiliates	8,802
Total Liabilities	$24,957

NET ASSETS	$3,981,097

Net assets are represented by:
Paid-in capital	$4,046,891
Accumulated undistributed net realized gain (loss) on investments and futures	(148,063)
Accumulated undistributed net investment income (loss)	1,897
Unrealized appreciation (depreciation) on investments	80,372
Total amount representing net assets applicable to 379,443 outstanding shares of no par common stock (unlimited shares authorized)	$3,981,097

Net asset value per share	$10.49

Public offering price (based on sales charge of 4.25%)	$10.96

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$76,199
Dividends	4,747
Total Investment Income	$80,946

EXPENSES
Investment advisory fees	$9,977
Distribution (12b-1) fees	4,987
Administrative service fees	12,000
Transfer agent fees	12,000
Accounting service fees	12,997
Custodian fees	873
Transfer agent out-of-pockets	139
Professional fees	2,687
Trustees fees	864
Insurance expense	79
Reports to shareholders	702
Audit fees	3,293
Legal fees	401
License, fees, and registrations	580
Total Expenses	$61,579
Less expenses waived or absorbed by the Fund’s manager	(40,237)
Total Net Expenses	$21,342

NET INVESTMENT INCOME (LOSS)	$59,604

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(529)
Net change in unrealized appreciation (depreciation) of investments	95,122
Net Realized and Unrealized Gain (Loss) on Investments	$94,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,197

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$59,604	$148,624
Net realized gain (loss) on investment transactions	(529)	6,631
Net change in unrealized appreciation (depreciation) on investments	95,122	(792)
Net Increase (Decrease) in Net Assets Resulting From Operations	$154,197	$154,463

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.15 and $.32 per share, respectively)	$(59,482)	$(148,272)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(59,482)	$(148,272)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$48,829	$24,360
Proceeds from reinvested dividends	29,835	77,717
Cost of shares redeemed	(380,748)	(1,236,445)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(302,084)	$(1,134,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(207,369)	$(1,128,177)
NET ASSETS, BEGINNING OF PERIOD	4,188,466	5,316,643
NET ASSETS, END OF PERIOD	$3,981,097	$4,188,466

Undistributed Net Investment Income	$1,897	$1,776

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes — The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt Income	$148,272	$184,875
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$148,272	$184,875

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($147,534)	($12,974)	($160,508)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $147,534, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$147,534

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 379,443 and 408,879 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	4,682	2,358
Shares issued on reinvestment of dividends	2,894	7,535
Shares redeemed	(37,012)	(119,810)
Net increase (decrease)	(29,436)	(109,917)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $0 of investment advisory fees after waivers for the six months ended January 31, 2008. The Fund has a payable to Integrity Money Management of $0 at January 31, 2008 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The Investment Adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2008.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $4,987 of distribution fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Funds Distributor of $822 at January 31, 2008 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $12,997 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,165 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $102,973 and $619,406, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,840,760. The net unrealized appreciation of investments based on the cost was $80,372, which is comprised of $82,744 aggregate gross unrealized appreciation and $2,372 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2008

Selected per share data and ratios for the period indicated.

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.24	$10.25	$10.20	$10.82	$10.73	$10.88	$10.65

Income from Investment Operations:
Net investment income	$.15	$.32	$.33	$.33	$.11	$.37	$.40
Net realized and unrealized gain (loss) on investment and futures transactions	.25	(.01)	.05	(.52)	.09	(.15)	.30
Total Income (Loss) From Investment Operations	$.40	$.31	$.38	$(.19)	$.20	$.22	$.70

Less Distributions:
Dividends from net investment income	$(.15)	$(.32)	$(.33)	$(.33)	$(.11)	$(.37)	$(.40)
Distributions from net capital gains	.00	.00	.00	(.10)	.00	.00	(.07)
Total Distributions	$(.15)	$(.32)	$(.33)	$(.43)	$(.11)	$(.37)	$(.47)

NET ASSET VALUE, END OF PERIOD	$10.49	$10.24	$10.25	$10.20	$10.82	$10.73	$10.88

Total Return	7.95%A,C	3.02%A	3.76%A	(1.81%)A	5.69%A,C	2.06%A	6.65%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$3,981	$4,188	$5,317	$6,363	$7,962	$8,175	$10,198
Ratio of net expenses (after expense assumption) to average net assets	1.07%B,C	1.07%B	1.03%B	0.98%B	0.95%B,C	0.95%B	0.95%B
Ratio of net investment income to average net assets	2.98%C	3.08%	3.19%	3.14%	3.12%C	3.44%	3.71%
Portfolio turnover rate	2.80%	11.83%	8.10%	17.94%	10.02%	41.53%	20.00%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $40,237, $79,544, $69,311, $64,102, and $23,856. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 3.09%, 2.72%, 2.22%, 1.80%, and 1.84%. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $62,210. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $21,859. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03%.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Oklahoma Municipal Fund (the “Fund”) for the six months ended January 31, 2008. The Fund’s portfolio and related financial statements are presented within for your review.

As we enter the New Year, financial markets remain under considerable stress and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in the labor markets. The housing downturn and sub prime credit crunch ravaged the financial service and home building industries. To help accelerate economic growth the Federal Reserve has lowered interest rates 225 basis points since September 2007, with 125 basis points of that from the period between January 22nd through January 30th, and central banks have aggressively injected liquidity into the global financial system. All this was designed to jump start global credit markets that seized up as a result of the sub prime meltdown.

Despite the woes of the financial and housing meltdown, a number of events remained positive for the period.

Even though we have experienced several years of high energy prices and this year’s housing debacle, consumer spending has held up with unemployment near 5%. That, along with a proactive Federal Reserve and a reasonably strong global economy, should help slowdown the depth of the slowing economy.

The bond market continues to worry about the sub prime mortgage sector, the financial banking system, secondary credit insurers and inflationary concerns. The benchmark 10-year treasury began 2007 at 4.80%, rose to 5.30% in mid June over inflationary concerns and ended the period at 3.64% after many banks and financial firms reported massive write downs of assets associated with sub prime lending.

On the municipal side of the markets, several AAA-rated municipal bond insurers are under review by all of the nationally recognized credit rating agencies. The agencies are trying to determine whether the municipal bond insurers deserve to maintain their AAA-credit rating despite recent losses in the mortgage related problems. While much has been written, we believe the long-term impact on the Fund should be minimal for several reasons.

The bonds owned by the Fund that are insured by these firms tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the “A” category and above. Secondly, if an insured bond defaults, the insurance company is only liable for the interest and principal payments as they come due. They are not required to pay off the entire bond issue.

While we believe there could be some volatility in the price of insured municipal bonds while the current credit crunch runs its course, we encourage investors to take a long-term view and keep in mind the advantages of owning high quality municipal bonds and focus on the tax-free income they provide. In fact, the recent market concerns have made high quality municipal yields equal to, or in some cases, higher than U.S. Treasuries of similar maturity. This presents a very attractive buying opportunity for the Fund.

The Oklahoma Municipal Fund began the period at $11.03 and ended the period at $11.22 for a total return of 3.51%*. This compares to the Lehman Brothers Municipal Bond Index’s return of 3.72%. The Fund’s overall performance can be attributed to its defensive portfolio, with an average maturity of 18 years and an average maturity to the first call date of 6.1 years. That, along with an average portfolio coupon of 5.03% helps relative performance in volatile environments.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double exempt issues. Some purchases throughout the year were: Tulsa Public Facility, 5.25% coupon, due 2036; Oklahoma Housing Finance, 5.05% coupon, due 2023; and Oklahoma City Airport, 5.00% coupon, due 2021.

Portfolio quality for the period was as follows: AAA 79.1%, AA 10.4%, A 0.6%, BBB 3.4% and NR 6.5%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2008 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

Terms & Definitions January 31, 2008 (Unaudited)

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate: Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of a fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

January 31, 2008 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on total long-term investments)

AAA	79.1%
AA	10.4%
A	0.6%
BBB	3.4%
NR	6.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a percentage of net assets)

S - School	27.2%
U - Utilities	21.3%
T - Transportation	18.9%
O - Other	12.4%
HC - Health Care	7.1%
WS - Water/Sewer	5.3%
H - Housing	4.2%
G - Government	3.6%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2007 to January 31, 2008.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/07	Ending Account Value 01/31/08	Expenses Paid During Period*

Actual	$1,000.00	$1,035.09	$5.44

Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.51% for the six-month period of July 31, 2007 to January 31, 2008.

January 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2008
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	4.49%	3.97%	3.46%	3.74%	4.28%
With sales charge (4.25%)	0.08%	2.48%	2.57%	3.29%	3.88%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
	4.94%	4.02%	4.62%	5.20%	5.84%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund without sales charge	Oklahoma Municipal Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,572	$10,000
1998	$10,378	$9,934	$10,599
1999	$10,819	$10,356	$10,904
2000	$10,806	$10,344	$11,374
2001	$11,862	$11,355	$12,522
2002	$12,509	$11,974	$13,362
2003	$12,544	$12,008	$13,842
2004	$13,004	$12,448	$14,643
2005	$13,397	$12,824	$15,575
2006	$13,985	$13,387	$15,973
2007	$14,418	$13,802	$16,654
1/31/2008	$14,924	$14,286	$17,274

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. The Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If the could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 55	Trustee	Indefinite Since January 2006	15

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	15

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	15

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 63	Trustee and Chairman	Indefinite Since January 1996	15

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to April 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (Jan. 1996 to July 2007) Integrity Managed Portfolios, (May 2003 to July 2007) The Integrity Funds, (Jan. 1995 to July 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since May 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 43	President	Indefinite Since July 2007	N/A

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President (since April 2003), COO (April 2003 to Feb. 2007), Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (since August 2003) Integrity Funds Distributor, Inc.; President (since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003).

None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005	N/A

Fund Accountant (Jan. 1999 to May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Messr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds.; Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

January 31, 2008 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 26, 2007, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fifteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. As of August 31, 2007, the Fund performance for the 1-year and 3-year periods was below its index but at or above the median for its peer group, its five-year and 10-year performance was below both its index and the median for its peer group. The Fund has positive returns for the YTD, 1-year, 5-year, 10-year and since inception periods as of August 31, 2007.  In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Oklahoma state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown a small profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The median expense ratio for state municipal bond funds is reported to be 0.97% for the year 2006 according to the Investment Company Institute.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established an employee stock option program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (95.8%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$263,547
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/NR	5.750	09/01/2034	500,000	459,645
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	842,520
Cleveland Cty. OK School District # 029	Aa-3/NR	2.750	03/01/2008	350,000	350,066
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	996,702
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	558,740
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	201,830
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	869,455
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	165,242
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	265,405
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	212,086
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	263,947
Glenpool Utility Authority XL Capital	Aaa/AAA	5.000	10/01/2027	555,000	595,559
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	233,671
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	783,293
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	250,000	273,030
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	521,595
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	427,076
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	276,372
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	546,210
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	327,396
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	268,977
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	108,210
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aaa/AAA	4.250	09/01/2020	585,000	604,837
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	546,050
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	192,539
Norman, OK Utilities Auth. Utility Rev. FGIC	Aaa/NR	4.000	11/01/2022	265,000	256,997
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	304,230
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	112,642
Oklahoma City, OK Unlimited GO	Aa-1/AA+	4.250	03/01/2025	500,000	484,265
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aaa/AAA	5.000	07/01/2019	250,000	278,697
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aaa/AAA	5.000	07/01/2021	250,000	275,123
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	284,367
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	451,435
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	140,218
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	100,142
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	164,230
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	425,938
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	284,612
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	128,197
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	213,806
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600%	04/01/2022	$250,000	$261,055
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	261,400
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	258,767
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	100,000	102,744
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	75,000	76,158
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	45,000	46,209
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.050	09/01/2023	1,000,000	1,014,200
Oklahoma Housing Finance FNMA / GNMA	Aaa/NR	5.150	09/01/2029	500,000	507,065
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.200	09/01/2032	500,000	507,050
#OK Devl. Finance Auth. (St. John Health Sys)	Aa-3/AA-	5.000	02/15/2037	1,000,000	1,032,620
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aaa/AAA	5.750	02/15/2025	375,000	393,008
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aaa/NR	6.000	02/15/2029	300,000	315,174
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	5.750	02/15/2025	125,000	131,014
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	6.000	02/15/2029	100,000	105,067
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	50,000	52,385
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	150,000	156,854
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	409,348
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	614,148
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	511,505
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	108,891
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	161,397
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	269,188
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,400,000	1,542,926
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	275,880
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	548,305
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	270,588
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,132,660
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	507,680
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	502,060
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	103,666
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	103,666
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	208,382
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	272,348
OK Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,543,315
OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.250	01/01/2037	500,000	455,830
*OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.500	01/01/2047	1,350,000	1,274,360
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	291,620
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	721,456
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	470,214
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	169,806
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	444,538
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	123,318
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	143,426
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	105,911
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	105,673
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	421,810
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	216,718
OK State Water Resources Board Rev.	NR/AAA	5.125%	10/01/2027	$500,000	$540,020
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	540,385
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	464,389
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded AMBAC	Aaa/AAA	5.000	01/01/2021	10,000	10,866
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded AMBAC	Aaa/AAA	5.000	01/01/2021	90,000	96,791
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	801,825
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	530,465
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	268,408
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/NR	5.625	12/01/2020	140,000	141,266
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.700	12/01/2025	220,000	210,951
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/NR	5.750	12/01/2030	250,000	230,703
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.550	11/01/2021	250,000	240,610
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.650	11/01/2031	375,000	344,381
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.550	11/01/2021	250,000	243,353
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.650	11/01/2031	250,000	229,588
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	268,583
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/NR	5.250	11/01/2023	250,000	232,180
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	520,540
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	741,391
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,078,863
Tulsa, Oklahoma Unlimited GO MBIA	Aaa/AAA	4.250	03/01/2024	500,000	507,345
City of Tulsa, OK MBIA	Aaa/AAA	4.250	03/01/2025	1,000,000	1,008,550
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.250	05/01/2026	650,000	624,975
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.500	05/01/2027	910,000	931,367
Tulsa Oklahoma Public Facs. Auth. XLCA	Aaa/NR	5.250	11/15/2036	1,000,000	1,063,430
Tulsa Oklahoma Pub. Facs. Auth. XLCA	Aaa/NR	4.750	11/15/2037	500,000	501,405
University of OK Board of Regents (Research Fac.) Rev. AMBAC	Aaa/NR	4.800	03/01/2028	670,000	699,701
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	260,193
OK Board of Regents (Univ. of OK) FGIC	Aaa/AAA	4.125	07/01/2026	500,000	480,250
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,058,530
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	282,265

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $49,945,072)					$51,463,871

SHORT-TERM SECURITIES (3.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,817,789)				1,817,789	$1,817,789

TOTAL INVESTMENTS IN SECURITIES (COST: $51,762,861) OTHER ASSETS LESS LIABILITIES					$53,281,660
					436,182

NET ASSETS					$53,717,842

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Assets and Liabilities January 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $51,762,861)	$53,281,660
Accrued interest receivable	654,828
Accrued dividends receivable	3,295
Prepaid expenses	1,213
Total Assets	$53,940,996

LIABILITIES
Disbursements in excess of demand deposit cash	$19,310
Dividends payable	153,714
Payable for fund shares redeemed	115
Payable to affiliates	42,680
Accrued expenses	7,335
Total Liabilities	$223,154

NET ASSETS	$53,717,842

Net assets are represented by:
Paid-in capital	$54,656,163
Accumulated undistributed net realized gain (loss) on investments and futures	(2,464,753)
Accumulated undistributed net investment income (loss)	7,633
Unrealized appreciation (depreciation) on investments	1,518,799
Total amount representing net assets applicable to 4,789,053 outstanding shares of no par common stock (unlimited shares authorized)	$53,717,842

Net asset value per share	$11.22

Public offering price (based on sales charge of 4.25%)	$11.72

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Operations For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$1,141,594
Dividends	41,669
Total Investment Income	$1,183,263

EXPENSES
Investment advisory fees	$129,560
Distribution (12b-1) fees	64,780
Administrative service fees	32,111
Transfer agent fees	51,265
Accounting service fees	24,844
Custodian fees	3,195
Transfer agent out-of-pockets	345
Professional fees	10,798
Trustees fees	2,207
Insurance expense	648
Reports to shareholders	1,815
Audit fees	3,382
Legal fees	5,024
License, fees, and registrations	1,348
Total Expenses	$331,322
Less expenses waived or absorbed by the Fund’s manager	(54,063)
Total Net Expenses	$277,259

NET INVESTMENT INCOME (LOSS)	$906,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$9
Net change in unrealized appreciation (depreciation) of investments	889,360
Net Realized and Unrealized Gain (Loss) on Investments	$889,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,795,373

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2008

Statement of Changes in Net Assets

For the six months ended January 31, 2008 and the year ended July 31, 2007

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$906,004	$1,645,717
Net realized gain (loss) on investment transactions	9	17,886
Net change in unrealized appreciation (depreciation) on investments	889,360	(348,424)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,795,373	$1,315,179

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.19 and $.39 per share, respectively)	$(902,519)	$(1,644,054)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(902,519)	$(1,644,054)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$6,532,644	$14,210,933
Proceeds from reinvested dividends	463,744	703,589
Cost of shares redeemed	(2,018,774)	(10,301,303)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$4,977,614	$4,613,219

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,870,468	$4,284,344
NET ASSETS, BEGINNING OF PERIOD	47,847,374	43,563,030
NET ASSETS, END OF PERIOD	$53,717,842	$47,847,374

Undistributed Net Investment Income	$7,633	$4,148

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma state income tax as is consistent with preservation of capital. Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Repurchase agreements—In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes — The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

	July 31, 2007	July 31, 2006
Tax-exempt Income	$1,644,054	$1,354,904
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,644,054	$1,354,904

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,464,763)	$633,586	($1,831,177)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $2,464,763, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	$357,483
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were unlimited shares of no par authorized; 4,789,053 and 4,337,842 shares were outstanding at January 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007
Shares sold	591,799	1,272,549
Shares issued on reinvestment of dividends	41,888	63,077
Shares redeemed	(182,476)	(930,317)
Net increase (decrease)	451,211	405,309

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”) the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $75,497 of investment advisory fees after waivers for the six months ended January 31, 2008. The Fund has a payable to Integrity Money Management of $13,005 at January 31, 2008 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes, brokerage fees, and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The Investment Adviser and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2008.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $64,780 of distribution fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Funds Distributor of $11,140 at January 31, 2008 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $51,265 of transfer agency fees and expenses for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $8,767 at January 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $24,844 of accounting service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $4,199 at January 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $32,111 of administrative service fees for the six months ended January 31, 2008. The Fund has a payable to Integrity Fund Services of $5,498 at January 31, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,093,900 and $25,000, respectively, for the six months ended January 31, 2008.

Note 6: INVESTMENT IN SECURITIES

At January 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $51,762,861. The net unrealized appreciation of investments based on the cost was $1,518,799, which is comprised of $1,834,575 aggregate gross unrealized appreciation and $315,776 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2008

Selected per share data and ratios for the period indicated.

	For The Six Months Ended January 31, 2008 (Unaudited)	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 30, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03	$11.08	$11.00	$11.07	$11.09	11.54

Income from Investment Operations:
Net investment income (loss)	$.19	$.39	$.39	$.40	$.42	$.49
Net realized and unrealized gain (loss) on investment transactions	.19	(.05)	.08	(.07)	(.02)	(.45)
Total Income (Loss) From Investment Operations	$.38	$.34	$.47	$.33	$.40	$.04

Less Distributions:
Dividends from net investment income	$(.19)	$(.39)	$(.39)	$(.40)	$(.42)	$(.49)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.19)	$(.39)	$(.39)	$(.40)	$(.42)	$(.49)

NET ASSET VALUE, END OF PERIOD	$11.22	$11.03	$11.08	$11.00	$11.07	$11.09

Total Return	7.02%A,C	3.10%A	4.39%A	3.02%A	3.67%A	0.28%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$53,718	$47,847	$43,563	$34,887	$35,472	$31,799
Ratio of net expenses (after expense assumption) to average net assets	1.07%B,C	1.07%B	1.03%B	0.98%B	0.93%B	0.65%B
Ratio of net investment income to average net assets	3.48%C	3.50%	3.55%	3.60%	3.77%	4.21%
Portfolio turnover rate	0.05%	11.97%	4.65%	8.69%	10.70%	9.39%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Mutual Funds or Integrity Money Management assumed and/or waived expenses of $54,063, $98,960, $60,854, $81,636, $87,525, and $124,432, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.28%, 1.28%, 1.19%, 1.20%, 1.19%, and 1.11%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. There were no amendments to the Code during the registrant’s most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios

Date: April 3, 2008